Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory

NOTE 4 – INVENTORY

Inventories by major classification were comprised of the following at:

	March 31, 2020	December 31, 2019
Raw Material	$745,012	$848,464
Work in Process	28,445	31,740
Total	773,457	880,204
Less reserve for excess or obsolete inventory	(250,000)	(250,000)
Inventory	$523,457	$630,204

Our Inventory is pledged to Nations Interbanc, our line of credit.

NOTE 4 – INVENTORY

Inventories by major classification were comprised of the following at:

	December 31, 2019	December 31, 2018
Raw Material	$848,464	$952,214
Work in Process	31,740	9,680
Total	880,204	961,894
Less reserve for excess or obsolete inventory	(250,000)	(250,000)
Inventory	$630,204	$711,894

Our Inventory is pledged to Nations Interbanc, our line of credit.